Share-based payments - Share options and awards (Details) £ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2020 GBP (£) shares £ / shares	Dec. 31, 2019 GBP (£) shares £ / shares	Dec. 31, 2018 shares
Deferred Share Value Plan / Share Value Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year | £	£ 1.04	£ 1.43
Weighted average share price at exercise/ release during year | £ / shares	£ 1.24	£ 1.6
Weighted average remaining contractual life in years	1 year	1 year
Number of options/ awards outstanding | shares	370,006	297,149	242,332
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options/ awards outstanding | shares	53,767	37,481	38,092
Others | Min [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year | £	£ 0.24	£ 0.4
Weighted average share price at exercise/ release during year | £ / shares	£ 1.19	£ 1.57
Weighted average remaining contractual life in years	0 years	0 years
Others | Max [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year | £	£ 1.24	£ 1.6
Weighted average share price at exercise/ release during year | £ / shares	£ 1.67	£ 1.7
Weighted average remaining contractual life in years	4 years	3 years